Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary share, par value (in Dollars per share)
Ordinary share, shares authorized	unlimited	unlimited
Ordinary share, shares issued	34,743,152,000	30,844,641,000
Ordinary share, shares outstanding	34,743,152,000	30,844,641,000